Sanford C Bernstein Fund Inc [Member] Average Annual Total Returns - Sanford C. Bernstein Fund, Inc.	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Core Bond Class
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.47%)	1.38%
Core Bond Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.50%)	(1.78%)	0.04%
Core Bond Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.73%	(0.84%)	0.52%